Annual Fund Operating Expenses - LOOMIS SAYLES FUNDS II	Dec. 31, 2025
Loomis Sayles High Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Loomis Sayles High Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	0.38%	[1],[2]
Net Expenses (as a percentage of Assets)	0.95%
Loomis Sayles High Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	2.08%
Fee Waiver or Reimbursement	0.38%	[1],[2]
Net Expenses (as a percentage of Assets)	1.70%
Loomis Sayles High Income Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	0.37%	[1],[2]
Net Expenses (as a percentage of Assets)	0.65%
Loomis Sayles High Income Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	0.38%	[1],[2]
Net Expenses (as a percentage of Assets)	0.70%
Loomis Sayles International Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Loomis Sayles International Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.91%	[3]
Expenses (as a percentage of Assets)	1.91%
Fee Waiver or Reimbursement	0.71%	[4],[5]
Net Expenses (as a percentage of Assets)	1.20%
Loomis Sayles International Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.88%
Expenses (as a percentage of Assets)	2.63%
Fee Waiver or Reimbursement	0.68%	[4],[5]
Net Expenses (as a percentage of Assets)	1.95%
Loomis Sayles International Growth Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.81%
Expenses (as a percentage of Assets)	1.56%
Fee Waiver or Reimbursement	0.66%	[4],[5]
Net Expenses (as a percentage of Assets)	0.90%
Loomis Sayles International Growth Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.91%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	0.71%	[4],[5]
Net Expenses (as a percentage of Assets)	0.95%
Loomis Sayles Investment Grade Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Loomis Sayles Investment Grade Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[6]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.05%	[7]
Net Expenses (as a percentage of Assets)	0.73%
Loomis Sayles Investment Grade Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[6]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	0.05%	[7]
Net Expenses (as a percentage of Assets)	1.48%
Loomis Sayles Investment Grade Bond Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.02%	[7]
Net Expenses (as a percentage of Assets)	0.43%
Loomis Sayles Investment Grade Bond Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	0.05%	[7]
Net Expenses (as a percentage of Assets)	0.48%
Loomis Sayles Investment Grade Bond Fund | Admin Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[6]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%	[8]
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	0.05%	[7]
Net Expenses (as a percentage of Assets)	0.98%
Loomis Sayles Strategic Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Loomis Sayles Strategic Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	0.08%	[9]
Net Expenses (as a percentage of Assets)	0.92%
Loomis Sayles Strategic Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	0.08%	[9]
Net Expenses (as a percentage of Assets)	1.67%
Loomis Sayles Strategic Income Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	0.04%	[9]
Net Expenses (as a percentage of Assets)	0.62%
Loomis Sayles Strategic Income Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.08%	[9]
Net Expenses (as a percentage of Assets)	0.67%
Loomis Sayles Strategic Income Fund | Admin Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%	[10]
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	0.08%	[9]
Net Expenses (as a percentage of Assets)	1.17%

[1]
1	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65% and 0.70% of the Fund’s average daily net assets for Class A, C, N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[2]
2	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[3]
1	Pursuant to an expense offset arrangement, credits realized as a result of uninvested cash balances may be used to reduce the Fund’s transfer agent expenses. Other expenses are shown net of such reductions of transfer agent expenses of 1bps.

[4]
2	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90% and 0.95% of the Fund’s average daily net assets for Class A, C, N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[5]
3	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[6]
1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of January 1, 2026, as if reduction had been in effect during the fiscal year ended December 31, 2025. The information has been restated to better reflect anticipated expenses of the Fund.

[7]
3	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.73%, 1.48%, 0.43%, 0.48% and 0.98% of the Fund’s average daily net assets for Class A, Class C, Class N, Class Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[8]
2	Other expenses include an administrative services fee of 0.25% for Admin Class shares.

[9]
2	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.92%, 1.67%, 0.62%, 0.67% and 1.17% of the Fund’s average daily net assets for Class A, C, N, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[10]
1	Other expenses include an administrative services fee of 0.25% for Admin Class shares.